Other receivables	12 Months Ended
Dec. 31, 2021
Other receivables
Other receivables	18.Other receivables

	As of	As of
	December	December
	31, 2021	31, 2020
Value added tax and other tax receivables	$3,184	$2,350
Other items	910	506
Total	$4,094	$2,856